Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 23,650	$ 22,943
Ireland
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	8,241	7,890
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	3,815	3,437
U.S.
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	8,639	7,641
Rest of World
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 2,955	$ 3,975